Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
Suncor Energy Inc | #: 1
	$ 1,218,910	Taxes	Canada		Government of Canada
Suncor Energy Inc | #: 2
	40,140	Royalties	Canada		Government of Canada
Suncor Energy Inc | #: 3
	680	Fees	Canada		Government of Canada
Suncor Energy Inc | #: 4
	1,210	Fees	Canada		Canada Newfoundland and Labrador Offshore Petroleum Board	Terra Nova
Suncor Energy Inc | #: 5
	2,750	Fees	Canada	snj:CA-AB	ATHABASCA CHIPEWYAN FIRST NATION
Suncor Energy Inc | #: 6
	290	Fees	Canada	snj:CA-AB	Fort Chipewyan Metis Nation
Suncor Energy Inc | #: 7
	2,300	Fees	Canada	snj:CA-AB	Fort McKay First Nation
Suncor Energy Inc | #: 8
	400	Fees	Canada	snj:CA-AB	Fort McKay Metis Nation
Suncor Energy Inc | #: 9
	170	Fees	Canada	snj:CA-AB	FORT MCMURRAY 468 FIRST NATION
Suncor Energy Inc | #: 10
	150	Fees	Canada	snj:CA-AB	FORT MCMURRAY METIS LOCAL 1935
Suncor Energy Inc | #: 11
	447,080	Taxes	Canada	snj:CA-AB	Province of Alberta
Suncor Energy Inc | #: 12
	2,567,590	Royalties	Canada	snj:CA-AB	Province of Alberta
Suncor Energy Inc | #: 13
	55,410	Fees	Canada	snj:CA-AB	Province of Alberta
Suncor Energy Inc | #: 14
	990	Fees	Canada	snj:CA-AB	Mikisew Cree First Nation
Suncor Energy Inc | #: 15
	114,220	Taxes	Canada	snj:CA-AB	Municipality of Wood Buffalo
Suncor Energy Inc | #: 16
	170	Fees	Canada	snj:CA-AB	Chipewyan Prairie First Nation
Suncor Energy Inc | #: 17
	150	Fees	Canada	snj:CA-AB	Willow Lake Metis Association
Suncor Energy Inc | #: 18
	140	Fees	Canada	snj:CA-AB	Conklin Metis Local #193
Suncor Energy Inc | #: 19
	244,590	Royalties	Canada	snj:CA-NL	Province of Newfoundland and Labrador
Suncor Energy Inc | #: 20
	99,210	Taxes	Canada	snj:CA-QC	Province of Quebec
Suncor Energy Inc | #: 21
	236,640	Taxes	Libya		Government of Libya, National Oil Corporation	Libya	Yes	fair market value
Suncor Energy Inc | #: 22
	267,700	Royalties	Libya		Government of Libya, National Oil Corporation	Libya	Yes	fair market value
Suncor Energy Inc | #: 23
	13,700	Bonuses	Libya		Government of Libya, National Oil Corporation	Libya		fair market value
Suncor Energy Inc | #: 24
	14,730	Taxes	United Kingdom of Great Britain and Northern Ireland		Her Majesty's Government of the United Kingdom of Great Britain and Northern Ireland, Her Majesty's Revenue and Customs Cumbernauld	U.K. Oil & Gas Taxes
Suncor Energy (Syncrude) Operating Inc | #: 1
	1,815,040	Royalties	Canada	snj:CA-AB	Government of Alberta	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 2
	9,550	Fees	Canada	snj:CA-AB	Government of Alberta	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 3
	69,570	Taxes	Canada	snj:CA-AB	Regional Municipality of Wood Buffalo	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 4
	120	Taxes	Canada	snj:CA-AB	Fort McKay First Nation	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 5
	650	Fees	Canada	snj:CA-AB	Fort McKay First Nation	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 6
	2,930	Fees	Canada	snj:CA-AB	MCFN Community Trust	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 7
	390	Bonuses	Canada	snj:CA-AB	UNIVERSITY OF ALBERTA	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 8
	100	Fees	Canada	snj:CA-AB	CHIPEWYAN PRAIRIE FIRST NATION IRC	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 9
	300	Fees	Canada	snj:CA-AB	MIKISEW CREE FIRST NATION GIR	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 10
	110	Fees	Canada	snj:CA-AB	FORT MCKAY MTIS NATION SC	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 11
	550	Fees	Canada	snj:CA-AB	FORT MCMURRAY METIS LOCAL 1935	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 12
	400	Fees	Canada	snj:CA-AB	ATHABASCA CHIPEWYAN FIRST NATION	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 13
	$ 190	Fees	Canada	snj:CA-AB	FORT MCMURRAY 486 FIRST NATION	Syncrude